Loans and asset quality - Loan Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, modifications, CARES Act	$ 104	$ 404
Unpaid principal balance	$ 150	92
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, modifications, CARES Act		$ 56